Short-term loans (Narrative) (Detail) ₨ in Millions, $ in Billions	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 PKR (₨)
Conditions of short-term loans [line items]
Short-term loans represented the notes receivable that were discounted with recourse	¥ 659,000,000	¥ 461,000,000
Short-term loans	67,119,368,000	61,038,772,000
China Minsheng Banking Corp., Ltd. ("China Minsheng Bank") [member] | Secured [member]
Conditions of short-term loans [line items]
Short-term loans	9,000,000
Deposit	1,490,000
Huaneng Finance [member]
Conditions of short-term loans [line items]
Short-term loans	¥ 8,583,000,000	¥ 9,454,000,000
Annual interest rate	from 3.91% to 4.35%	from 4.13% to 4.35%
Tiancheng Financial Leasing [member]
Conditions of short-term loans [line items]
Short-term loans	¥ 166,000,000	¥ 0
Annual interest rate	4.35%
Ruyi Pakistan Energy [member]
Conditions of short-term loans [line items]
Short-term loans guaranteed by related parties	¥ 1,567,000,000	¥ 1,560,000,000
Ruyi Pakistan Energy [member] | Shandong Power and Ruyi Technology Group [member]
Conditions of short-term loans [line items]
Short-term loans guaranteed by related parties	1,394,000,000		$ 0.2
Ruyi Pakistan Energy [member] | Shandong Luyi Power International Limited Company ("Luyi Power") [member]
Conditions of short-term loans [line items]
Short-term loans guaranteed by related parties	¥ 173,000,000			₨ 3,860